NOTES PAYABLE (Details) (USD $)	3 Months Ended		12 Months Ended		69 Months Ended	72 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Jun. 30, 2013	May 25, 2012
Promissory Notes Issued					$ 196,800
Promissory Notes Issued Interest Rate			6.00%
Per Share Note Exchange							$ 1.00
Gain on settlement of debt	0	0	107,004	0	107,004	107,004
Share Price	$ 0.35		$ 0.45		$ 0.45	$ 0.35	$ (0.50)
Number Of Debt Instruments					11
Promissory Notes Canceled							196,800
Accrued But Unpaid Interest Notes Canceled							$ 17,208
Shares Exchange Notes Canceled							214,008